IMPAIRMENT REVERSAL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IMPAIRMENT REVERSAL
Impairment reversal	$ (116.1)	$ (74.1)